UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2014

MFS® GOVERNMENT MARKETS INCOME TRUST

MGF-SEM

Managed Distribution Policy Disclosure

The MFS Government Markets Income Trust’s (the fund) Board of Trustees has adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 7.25% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders; however, at this time, there are no reasonably foreseeable circumstances that might cause the termination of the managed distribution policy.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. In accordance with the amounts and sources of distributions reported in the notice to shareholders – the sources of distributions are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

MFS® GOVERNMENT MARKETS INCOME TRUST

New York Stock Exchange Symbol: MGF

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, U.S. economic output contracted this winter, as severe weather curtailed activity. More recently, various indicators show that the

U.S. economy could be regaining traction.

Although Europe emerged from its recession almost a year ago, its pace of growth has been slow, and high unemployment persists, along with the risk of deflation. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles, including the recent sales tax increase. Emerging markets have been more turbulent.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally.

For equity investors, paying attention to company fundamentals has become more important. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidiscipline, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

July 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	44.9%
U.S. Treasury Securities	18.3%
U.S. Government Agencies	12.7%
High Grade Corporates	10.0%
Commercial Mortgage-Backed Securities	5.1%
Emerging Markets Bonds	4.7%
Non-U.S. Government Bonds	0.8%
High Yield Corporates	0.1%

Composition including fixed income credit quality (a)(i)
AAA	2.2%
AA	2.4%
A	4.1%
BBB	11.3%
BB	0.3%
B	0.4%
U.S. Government	21.6%
Federal Agencies	57.6%
Not Rated	(3.3)%
Cash & Other	3.4%

Portfolio facts (i)
Average Duration (d)	4.9
Average Effective Maturity (m)	7.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

High Grade Corporates are corporate securities that are rated BBB or higher.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 5/31/14.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Geoffrey Schechter	Lead and U.S. Government Securities Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 1993.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2000.

Matthew Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 7.25% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 99.2%
Issuer	Shares/Par	Value ($)

U.S. Bonds - 92.6%
Agency - Other - 9.2%
Financing Corp., 10.7%, 10/06/17	$4,095,000	$5,372,013
Financing Corp., 9.4%, 2/08/18	3,085,000	3,973,505
Financing Corp., 10.35%, 8/03/18	6,820,000	9,227,787

		$18,573,305
Asset-Backed & Securitized - 5.1%
Citigroup Commercial Mortgage Trust, FRN, 5.709%, 12/10/49	$1,000,000	$1,109,452
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,200,000	1,310,573
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	1,366,646	1,480,876
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.857%, 9/15/39	502,644	555,221
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.676%, 6/15/39	398,459	425,516
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.857%, 9/15/39	378,313	414,548
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39	500,000	542,084
CWCapital Cobalt Ltd., “A4”, FRN, 5.772%, 5/15/46	615,928	682,772
CWCapital LLC, 5.223%, 8/15/48	961,330	1,029,679
Goldman Sachs Mortgage Securities Corp., FRN, 5.803%, 8/10/45	708,630	787,694
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.934%, 2/15/51	254,293	255,150
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.803%, 6/15/49	1,000,000	1,103,956
Morgan Stanley Capital I Trust, “AM”, FRN, 5.685%, 4/15/49	431,000	459,826

		$10,157,347
Business Services - 0.5%
Fidelity National Information Services, Inc., 3.875%, 6/05/24	$1,000,000	$1,001,462

Cable TV - 0.7%
Time Warner Cable, Inc., 8.25%, 4/01/19	$1,000,000	$1,273,505
Time Warner Cable, Inc., 4.5%, 9/15/42	100,000	97,756

		$1,371,261
Chemicals - 0.3%
Dow Chemical Co., 8.55%, 5/15/19	$500,000	$644,862

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Energy - Independent - 0.0%
Hess Corp., 8.125%, 2/15/19	$30,000	$37,924

Food & Beverages - 0.6%
Kraft Foods Group, Inc., 6.125%, 8/23/18	$960,000	$1,120,398

Local Authorities - 2.0%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$580,000	$734,895
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/40	32,000	46,598
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 11/01/40	1,650,000	2,076,872
State of California (Build America Bonds), 7.6%, 11/01/40	420,000	623,003
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	450,000	545,819

		$4,027,187
Major Banks - 1.0%
Bank of America Corp., 7.625%, 6/01/19	$170,000	$211,123
Bank of America Corp., 4.875%, 4/01/44	92,000	95,880
Goldman Sachs Group, Inc., 3.625%, 1/22/23	446,000	446,899
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	750,000	819,009
Morgan Stanley, 3.875%, 4/29/24	221,000	223,495
Wells Fargo & Co., 4.1%, 6/03/26	168,000	169,473
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	100,000	105,125

		$2,071,004
Metals & Mining - 0.3%
Barrick North America Finance LLC, 5.75%, 5/01/43	$108,000	$108,252
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	500,000	493,302

		$601,554
Mortgage-Backed - 44.8%
Fannie Mae, 4.77%, 7/01/14	$422,465	$422,433
Fannie Mae, 4.847%, 8/01/14	282,101	283,783
Fannie Mae, 5.1%, 9/01/14	463,618	464,562
Fannie Mae, 4.82%, 1/01/15	851,074	855,055
Fannie Mae, 4.86%, 1/01/15	134,498	135,120
Fannie Mae, 4.85%, 2/01/15	300,818	303,031
Fannie Mae, 4.89%, 3/01/15	356,772	361,669
Fannie Mae, 4.74%, 4/01/15	342,953	348,765
Fannie Mae, 4.815%, 6/01/15	511,195	522,113
Fannie Mae, 4.78%, 8/01/15	476,387	489,627

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.459%, 11/01/15	$756,358	$789,925
Fannie Mae, 5.433%, 2/01/16	611,182	649,318
Fannie Mae, 5.845%, 6/01/16	145,588	152,078
Fannie Mae, 6.5%, 11/01/16 - 2/01/37	1,344,761	1,519,663
Fannie Mae, 5.09%, 12/01/16	490,710	535,746
Fannie Mae, 5.05%, 1/01/17	493,171	529,569
Fannie Mae, 5.3%, 4/01/17	537,613	580,434
Fannie Mae, 1.9%, 6/01/17	163,620	166,147
Fannie Mae, 6%, 8/01/17 - 7/01/37	2,528,468	2,807,299
Fannie Mae, 5.5%, 9/01/17 - 3/01/38	8,160,809	9,104,684
Fannie Mae, 4.88%, 3/01/20	188,967	205,221
Fannie Mae, 2.41%, 5/01/23	135,692	132,391
Fannie Mae, 2.55%, 5/01/23	116,953	115,312
Fannie Mae, 2.59%, 5/01/23	73,788	72,931
Fannie Mae, 3%, 4/01/27	755,997	787,726
Fannie Mae, 2.5%, 5/01/28	242,192	246,769
Fannie Mae, 5%, 6/01/35 - 3/01/40	1,300,798	1,441,972
Fannie Mae, 4%, 2/01/41	2,082,296	2,209,658
Fannie Mae, 4.5%, 2/01/41 - 4/01/41	1,098,710	1,197,052
Fannie Mae, 3.5%, 4/01/43	841,290	868,321
Fannie Mae, TBA, 3%, 6/01/29	814,000	844,970
Fannie Mae, TBA, 4%, 6/01/44	800,000	847,875
Fannie Mae, TBA, 4%, 6/01/44	4,726,000	4,991,838
Fannie Mae, TBA, 4.5%, 6/01/44	5,715,000	6,166,730
Freddie Mac, 3.034%, 10/25/20	291,000	304,380
Freddie Mac, 1.426%, 8/25/17	1,112,000	1,123,852
Freddie Mac, 2.699%, 5/25/18	800,000	836,488
Freddie Mac, 2.412%, 8/25/18	1,152,000	1,191,227
Freddie Mac, 2.303%, 9/25/18	275,000	282,859
Freddie Mac, 2.323%, 10/25/18	499,000	513,156
Freddie Mac, 2.13%, 1/25/19	1,575,000	1,603,518
Freddie Mac, 5.085%, 3/25/19	752,000	854,613
Freddie Mac, 4.186%, 8/25/19	600,000	664,675
Freddie Mac, 2.856%, 1/25/21	400,000	412,627
Freddie Mac, 6%, 5/01/21 - 10/01/38	1,345,514	1,515,503
Freddie Mac, 2.682%, 10/25/22	189,000	188,200
Freddie Mac, 3.32%, 2/25/23	433,000	450,493
Freddie Mac, 3.3%, 4/25/23	429,471	445,469
Freddie Mac, 3.06%, 7/25/23	181,000	184,052
Freddie Mac, 3.458%, 8/25/23	367,000	383,959
Freddie Mac, 4.5%, 9/01/24 - 8/01/40	1,447,941	1,566,607
Freddie Mac, 5.5%, 10/01/24 - 6/01/36	1,764,541	1,980,530

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.5%, 5/01/28 - 7/01/28	$5,373,001	$5,466,488
Freddie Mac, 6.5%, 5/01/37	342,174	385,707
Freddie Mac, 5%, 4/01/40	4,112,767	4,543,615
Freddie Mac, 3.5%, 5/01/42 - 7/01/43	6,571,313	6,772,580
Freddie Mac, 3%, 4/01/43 - 5/01/43	2,508,435	2,494,412
Freddie Mac, 4%, 11/01/43	631,551	669,334
Freddie Mac, TBA, 4%, 6/01/44	249,000	262,700
Ginnie Mae, 5.5%, 7/15/33 - 1/20/42	2,142,475	2,397,997
Ginnie Mae, 4%, 8/15/40 - 4/20/41	417,858	447,033
Ginnie Mae, 4.5%, 9/20/41	455,061	496,716
Ginnie Mae, 3.5%, 4/15/42 - 7/20/43	5,171,238	5,391,288
Ginnie Mae, 3%, 7/20/43	1,409,675	1,424,213
Ginnie Mae, 5.612%, 4/20/58	459,787	477,089
Ginnie Mae, 6.357%, 4/20/58	343,061	361,304
Ginnie Mae, TBA, 4%, 6/01/44	3,000,000	3,191,777

		$90,434,248
Natural Gas - Pipeline - 0.7%
Enterprise Products Operating LLC, 3.9%, 2/15/24	$29,000	$29,909
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	1,000,000	1,202,087
Williams Partners LP, 5.4%, 3/04/44	58,000	62,198

		$1,294,194
Network & Telecom - 1.0%
Verizon Communications, Inc., 8.75%, 11/01/18	$292,000	$374,375
Verizon Communications, Inc., 5.05%, 3/15/34	1,500,000	1,606,612

		$1,980,987
Other Banks & Diversified Financials - 0.7%
Capital One Bank (USA) N.A., 3.375%, 2/15/23	$336,000	$334,679
Citigroup, Inc., 8.5%, 5/22/19	80,000	102,472
Discover Bank, 4.25%, 3/13/26	1,000,000	1,041,655

		$1,478,806
Real Estate - 0.4%
Simon Property Group, Inc., REIT, 5.875%, 3/01/17	$750,000	$839,405

Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/44	$158,000	$173,252

Tobacco - 0.6%
Altria Group, Inc., 9.7%, 11/10/18	$111,000	$146,878
Altria Group, Inc., 9.25%, 8/06/19	55,000	73,577

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Tobacco - continued
Altria Group, Inc., 4%, 1/31/24	$14,000	$14,455
Lorillard Tobacco Co., 8.125%, 6/23/19	796,000	996,649

		$1,231,559
Transportation - Services - 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	$34,000	$34,381

U.S. Government Agencies and Equivalents - 3.2%
Aid-Egypt, 4.45%, 9/15/15	$1,755,000	$1,847,229
Government of Ukraine, 1.844%, 5/16/19	444,000	445,985
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	418,000	426,061
Private Export Funding Corp., 1.875%, 7/15/18	460,000	466,256
Small Business Administration, 6.35%, 4/01/21	176,752	193,452
Small Business Administration, 6.34%, 5/01/21	140,923	153,622
Small Business Administration, 6.44%, 6/01/21	185,223	203,455
Small Business Administration, 6.625%, 7/01/21	197,772	216,933
Small Business Administration, 5.52%, 6/01/24	367,311	403,462
Small Business Administration, 2.21%, 2/01/33	313,219	302,106
Small Business Administration, 2.22%, 3/01/33	519,668	501,815
Small Business Administration, 3.15%, 7/01/33	446,858	456,373
Small Business Administration, 3.62%, 9/01/33	392,712	412,013
Tennessee Valley Authority, 1.75%, 10/15/18	292,000	295,723
U.S. Department of Housing & Urban Development, 6.36%, 8/01/16	70,000	70,246
U.S. Department of Housing & Urban Development, 6.59%, 8/01/16	113,000	113,318

		$6,508,049
U.S. Treasury Obligations - 21.4%
U.S. Treasury Bonds, 5.25%, 2/15/29	$1,448,000	$1,867,694
U.S. Treasury Bonds, 4.75%, 2/15/37	2,000,000	2,527,500
U.S. Treasury Bonds, 4.375%, 2/15/38	4,842,000	5,812,671
U.S. Treasury Bonds, 4.5%, 8/15/39	5,097,100	6,247,133
U.S. Treasury Bonds, 3.125%, 2/15/43	453,700	438,884
U.S. Treasury Bonds, 2.875%, 5/15/43	1,158,800	1,063,742
U.S. Treasury Notes, 4%, 2/15/15	4,140,000	4,253,850
U.S. Treasury Notes, 0.875%, 12/31/16	2,887,000	2,906,172
U.S. Treasury Notes, 4.75%, 8/15/17 (f)	3,389,000	3,804,153
U.S. Treasury Notes, 2.625%, 4/30/18	2,272,000	2,398,912
U.S. Treasury Notes, 2.75%, 2/15/19	1,654,000	1,752,206
U.S. Treasury Notes, 3.125%, 5/15/19	300,000	323,062
U.S. Treasury Notes, 2.625%, 8/15/20	162,000	169,303
U.S. Treasury Notes, 3.125%, 5/15/21	5,026,000	5,393,134
U.S. Treasury Notes, 1.75%, 5/15/22	508,000	490,974

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 2.5%, 8/15/23	$2,903,000	$2,932,936
U.S. Treasury Notes, 2.75%, 2/15/24	827,000	849,742

		$43,232,068
Total U.S. Bonds		$186,813,253

Foreign Bonds - 6.6%
Brazil - 0.6%
BNDES Participacoes S.A., 6.5%, 6/10/19 (n)	$475,000	$534,375
Federative Republic of Brazil, 11%, 8/17/40	183,000	205,326
Federative Republic of Brazil, 5.625%, 1/07/41	323,000	348,840
Vale Overseas Ltd., 6.875%, 11/10/39	165,000	184,332

		$1,272,873
Canada - 0.6%
Rogers Communications, Inc., 5%, 3/15/44	$50,000	$52,035
Rogers Communications, Inc., 6.8%, 8/15/18	1,000,000	1,195,077

		$1,247,112
Chile - 0.8%
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)	$209,000	$217,993
E.CL S.A., 5.625%, 1/15/21	566,000	616,942
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	20,000	20,400
Empresa Nacional del Petroleo, 6.25%, 7/08/19	214,000	240,147
Sociedad Quimica y Minera de Chile S.A., 6.125%, 4/15/16	429,000	460,077

		$1,555,559
China - 0.6%
Baidu, Inc., 3.25%, 8/06/18	$240,000	$247,303
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	226,000	242,071
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)	690,000	714,320

		$1,203,694
Colombia - 0.1%
Ecopetrol S.A., 5.875%, 5/28/45	$40,000	$41,200
Republic of Colombia, 6.125%, 1/18/41	104,000	124,280

		$165,480
France - 0.3%
Electricite de France, 5.25% to 1/29/13, FRN to 12/31/49 (n)	$650,000	$668,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Iceland - 0.4%
Republic of Iceland, 4.875%, 6/16/16 (n)	$667,000	$699,354
Republic of Iceland, 5.875%, 5/11/22 (n)	101,000	110,622

		$809,976
Malaysia - 0.3%
Petronas Capital Ltd., 7.875%, 5/22/22	$370,000	$490,566

Mexico - 1.3%
Pemex Project Funding Master Trust, 5.75%, 3/01/18	$160,000	$179,600
Petroleos Mexicanos, 6%, 3/05/20	404,000	460,762
Petroleos Mexicanos, 5.5%, 1/21/21	130,000	145,275
Petroleos Mexicanos, 4.875%, 1/24/22	261,000	280,575
Petroleos Mexicanos, 5.5%, 6/27/44	21,000	21,656
Petroleos Mexicanos, 4.875%, 1/18/24	46,000	48,990
Petroleos Mexicanos, 4.875%, 1/18/24 (n)	49,000	52,185
Petroleos Mexicanos, 8%, 5/03/19	228,000	281,238
United Mexican States, 3.625%, 3/15/22	1,164,000	1,206,486

		$2,676,767
Netherlands - 0.2%
ING Bank N.V., 5.8%, 9/25/23 (n)	$428,000	$478,630

Peru - 0.1%
Republic of Peru, 8.75%, 11/21/33	$180,000	$277,200

Romania - 0.1%
Republic of Romania, 4.375%, 8/22/23 (n)	$36,000	$37,035
Republic of Romania, 4.875%, 1/22/24 (n)	58,000	61,770

		$98,805
Russia - 0.3%
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	$226,000	$216,395
LUKOIL International Finance B.V., 4.563%, 4/24/23	213,000	203,948
Russian Federation, 4.875%, 9/16/23 (n)	200,000	205,800

		$626,143
Slovakia - 0.5%
Republic of Slovakia, 4.375%, 5/21/22 (n)	$909,000	$974,221

United Kingdom - 0.4%
Diageo Capital PLC, 5.75%, 10/23/17	$520,000	$596,821
Royal Bank of Scotland PLC, 6%, 12/19/23	124,000	133,050

		$729,871

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Uruguay - 0.0%
Oriental Republic of Uruguay, 4.5%, 8/14/24	$71,000	$75,615
Total Foreign Bonds		$13,350,712
Total Bonds (Identified Cost, $186,445,880)		$200,163,965

Money Market Funds - 8.7%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value (v)	17,645,154	$17,645,154
Total Investments (Identified Cost, $204,091,034)		$217,809,119

Other Assets, Less Liabilities - (7.9)%		(16,035,802)
Net Assets - 100.0%		$201,773,317

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,247,352, representing 2.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Derivative Contracts at 5/31/14

Futures Contracts at 5/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	39	$5,361,281	September - 2014	$10,832

Liability Derivatives
Interest Rate Futures
Ultra U.S. Treasury Bond (Short)	USD	9	1,352,531	September - 2014	$(641)

At May 31, 2014, the fund had liquid securities with an aggregate value of $115,618 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $186,445,880)	$200,163,965
Underlying affiliated funds, at cost and value	17,645,154
Total investments, at value (identified cost, $204,091,034)	$217,809,119
Cash	1,683
Receivables for
Daily variation margin on open futures contracts	10,219
Investments sold	1,301,686
Interest	1,446,791
Other assets	17,730
Total assets	$220,587,228
Liabilities
Payables for
Distributions	$75,451
Investments purchased	2,445,740
TBA purchase commitments	16,157,716
Payable to affiliates
Investment adviser	8,256
Transfer agent and dividend disbursing costs	3,093
Payable for independent Trustees’ compensation	43,634
Accrued expenses and other liabilities	80,021
Total liabilities	$18,813,911
Net assets	$201,773,317
Net assets consist of
Paid-in capital	$207,654,910
Unrealized appreciation (depreciation) on investments	13,728,276
Accumulated net realized gain (loss) on investments	(15,120,129)
Accumulated distributions in excess of net investment income	(4,489,740)
Net assets	$201,773,317
Shares of beneficial interest outstanding	32,601,117
Net asset value per share (net assets of $201,773,317 / 32,601,117 shares of beneficial interest outstanding)	$6.19

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$3,733,677
Dividends from underlying affiliated funds	7,134
Total investment income	$3,740,811
Expenses
Management fee	$544,234
Transfer agent and dividend disbursing costs	40,379
Administrative services fee	17,426
Independent Trustees’ compensation	18,328
Stock exchange fee	14,377
Custodian fee	15,895
Shareholder communications	49,977
Audit and tax fees	37,924
Legal fees	1,387
Miscellaneous	10,327
Total expenses	$750,254
Fees paid indirectly	(4)
Reduction of expenses by investment adviser	(179)
Net expenses	$750,071
Net investment income	$2,990,740
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$346,399
Futures contracts	(374,174)
Net realized gain (loss) on investments	$(27,775)
Change in unrealized appreciation (depreciation)
Investments	$2,772,341
Futures contracts	13,803
Net unrealized gain (loss) on investments	$2,786,144
Net realized and unrealized gain (loss) on investments	$2,758,369
Change in net assets from operations	$5,749,109

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/14 (unaudited)	Year ended 11/30/13
From operations
Net investment income	$2,990,740	$6,458,386
Net realized gain (loss) on investments	(27,775)	2,914,341
Net unrealized gain (loss) on investments	2,786,144	(14,654,388)
Change in net assets from operations	$5,749,109	$(5,281,661)
Distributions declared to shareholders
From net investment income	$(2,990,740)	$(7,409,071)
From tax return of capital	—	(8,104,743)
From other sources	(4,322,020)	—
Total distributions declared to shareholders	$(7,312,760)	$(15,513,814)
Change in net assets from fund share transactions	$—	$190,620
Total change in net assets	$(1,563,651)	$(20,604,855)
Net assets
At beginning of period	203,336,968	223,941,823
At end of period (including accumulated distributions in excess of net investment income of $4,489,740 and $167,720, respectively)	$201,773,317	$203,336,968

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held or the entire period.

	Six months ended 5/31/14		Years ended 11/30
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$6.24		$6.88	$7.01	$7.17	$7.27	$7.01
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20	$0.23	$0.26	$0.30	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	0.08		(0.36)	0.15	0.09	0.12	0.46
Total from investment operations	$0.17		$(0.16)	$0.38	$0.35	$0.42	$0.78
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.23)	$(0.32)	$(0.32)	$(0.32)	$(0.35)
From tax return of capital	—		(0.25)	(0.19)	(0.19)	(0.20)	(0.17)
From other sources	(0.13)		—	—	—	—	—
Total distributions declared to shareholders	$(0.22)		$(0.48)	$(0.51)	$(0.51)	$(0.52)	$(0.52)
Net asset value, end of period (x)	$6.19		$6.24	$6.88	$7.01	$7.17	$7.27
Market value, end of period	$5.81		$5.62	$6.76	$6.85	$7.15	$7.28
Total return at market value (%)	7.46	(n)	(10.19)	6.12	3.36	5.54	8.45
Total return at net asset value (%) (j)(r)(s)(x)	3.12	(n)	(2.02)	5.54	5.48	5.98	11.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.75	0.78	0.80	0.83	0.83
Expenses after expense reductions (f)	0.75	(a)	0.75	0.78	0.80	0.80	0.80
Net investment income	2.98	(a)	3.04	3.36	3.75	4.19	4.48
Portfolio turnover	35	(n)	100	41	14	26	21
Net assets at end of period (000 omitted)	$201,773		$203,337	$223,942	$227,609	$232,865	$234,591

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Government Markets Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment

Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$68,313,424	$—	$68,313,424
Non-U.S. Sovereign Debt	—	9,118,953	—	9,118,953
U.S. Corporate Bonds	—	17,626,731	—	17,626,731
Residential Mortgage-Backed Securities	—	90,434,248	—	90,434,248
Commercial Mortgage-Backed Securities	—	10,157,347	—	10,157,347
Foreign Bonds	—	4,513,262	—	4,513,262
Mutual Funds	17,645,154	—	—	17,645,154
Total Investments	$17,645,154	$200,163,965	$—	$217,809,119

Other Financial Instruments
Futures Contracts	$10,191	$—	$—	$10,191

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging

Notes to Financial Statements (unaudited) – continued

can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$10,832	$(641)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(374,174)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$13,803

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Notes to Financial Statements (unaudited) – continued

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The

Notes to Financial Statements (unaudited) – continued

MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the Fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 7.25% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Notes to Financial Statements (unaudited) – continued

Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and straddle loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/13
Ordinary income (including any short-term capital gains)	$7,409,071
Tax return of capital (b)	8,104,743
Total distributions	$15,513,814
(b) Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/14
Cost of investments	$209,551,850
Gross appreciation	11,385,169
Gross depreciation	(3,127,900)
Net unrealized appreciation (depreciation)	$8,257,269

As of 11/30/13
Capital loss carryforwards	(8,629,386)
Other temporary differences	(1,534,019)
Net unrealized appreciation (depreciation)	5,845,463

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

Notes to Financial Statements (unaudited) – continued

As of November 30, 2013, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
11/30/14	$(1,612,467)
11/30/15	(5,364,143)
11/30/16	(766,085)
11/30/17	(129,764)
11/30/18	(199,149)
Total	$(8,071,608)

Post-enactment losses which are characterized as follows:
Short-Term	$(557,778)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.33% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the average daily net assets. This written agreement will continue until modified by the Board of Trustees, but such agreement will continue at least until November 30, 2015. For the six months ended May 31, 2014, the fund’s average daily net assets and gross income did not meet the thresholds required to waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2014 was equivalent to an annual effective rate of 0.54% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed 0.80% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2015. For the six months ended May 31, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2014, these fees paid to MFSC amounted to $9,917.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative

Notes to Financial Statements (unaudited) – continued

services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2014 was equivalent to an annual effective rate of 0.0174% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,482 and the Retirement Deferral plan resulted in a net decrease in expense of $395. Both amounts are included in independent Trustees’ compensation for the six months ended May 31, 2014. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $43,444 at May 31, 2014, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $597 and are included in “Miscellaneous” expense in the Statement of Operations . MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $179, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. Effective May 31, 2014, Ms. Griffin resigned as the Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended May 31, 2014, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$61,495,038	$64,411,287
Investments (non-U.S. Government securities)	$7,818,982	$9,203,216

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2014 and the year ended November 30, 2013, the fund did not repurchase any shares. Other transactions in fund shares were as follows:

	Six months ended 5/31/14		Year ended 11/30/13
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	—	$—	28,166	$190,620

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2014, the fund’s commitment fee and interest expense were $434 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	14,354,981	24,212,748	(20,922,575)	17,645,154

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,134	$17,645,154

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Government Markets Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Government Markets Income Trust (the “Fund”), including the portfolio of investments, as of May 31, 2014, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2014. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Fund for the year ended November 30, 2013, including the statement of changes in net assets for the year ended November 30, 2013, and the financial highlights for each of the five years in the period ended November 30, 2013, presented herein, and in our report dated January 15, 2014, we expressed an unqualified opinion on such financial statements of the Fund.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 16, 2014

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MGF

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Government Markets Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/13-12/31/13	0	N/A	0	3,260,111
1/01/14-1/31/14	0	N/A	0	3,260,111
2/01/14-2/28/14	0	N/A	0	3,260,111
3/01/14-3/31/14	0	N/A	0	3,260,111
4/01/14-4/30/14	0	N/A	0	3,260,111
5/01/14-5/31/14	0	N/A	0	3,260,111

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2014 plan year is 3,260,111.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 16, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2014

*	Print name and title of each signing officer under his or her signature.